Net finance costs	12 Months Ended
Jun. 30, 2024
Net finance costs
Net finance costs
6	Net finance costs

		2024	2023	2022
for the year ended 30 June	Note	Rm	Rm	Rm
Finance income
Notional interest		—	—	29
Interest received on		3 226	2 253	991
other long-term investments		63	58	49
loans and receivables		143	89	141
cash and cash equivalents		3 020	2 106	801
Per income statement		3 226	2 253	1 020
Less: notional interest		—	—	(29)
Less: interest received on tax		(15)	(11)	(5)
Per the statement of cash flows		3 211	2 242	986
Finance costs
Debt		8 952	7 408	5 419
debt		8 952	7 408	5 066
interest rate swap – net settlements		—	—	353
Interest on lease liabilities		1 557	1 451	1 357
Other		203	146	95
		10 712	9 005	6 871
Amortisation of loan costs	13	161	212	132
Notional interest		1 198	1 116	633
Total finance costs		12 071	10 333	7 636
Amounts capitalised to assets under construction, a class of property, plant and equipment	16	(1 644)	(1 074)	(740)
Per income statement		10 427	9 259	6 896
Total finance costs before amortisation of loan costs and notional interest		10 712	9 005	6 871
Add: modification gain		—	—	74
Add: amortisation of modification gain		—	194	—
Less: unwinding of loan costs[1]		—	(144)	—
Less: interest accrued on long-term debt, lease liabilities and short-term debt		(2 071)	(1 966)	(1 463)
Less: interest raised on tax payable		(3)	(6)	(4)
Per the statement of cash flows		8 638	7 083	5 478
1	RCF loan costs expensed in 2023 upon refinancing of banking facilities.